PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property Plant and Equipment Excluding Construction In Progress Disclosure [Abstract]
Property Plant and Equipment Excluding Construction In Progress Disclosure [Text Block]
NOTE 8.	PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consisted of the following:

	December 31,	December 31,
	2011	2010
Automobiles	$896,648	$840,873
Buildings	9,593,679	1,659,116
Office equipment	408,203	360,841
Machinery and equipment	2,954,783	2,620,243
Furniture and fixtures	605,705	33,479
Total cost	14,459,018	5,514,552
Less: Accumulated depreciation	(2,103,072)	(1,227,180)
Property, plant, and equipment, net	$12,355,946	$4,287,372

The buildings owned by the Company located in Jinzhong, Shanxi Province, China are used for production, warehousing and offices for our grains business. The building structure of warehouses and office located in Shanzhuangtou under the title of Jinzhong Deyu is mainly constructed of light steel and bricks. At the same area, the Company acquired buildings of RMB 11.8 million ($1.9 million) on December 27, 2011, of which depreciation commenced in January 2011.

The construction of a warehousing, processing, and logistics center of Jinzhong Yongcheng (the “Yongcheng Plant”) was completed in June 2011. Cost of the six (6) warehouses (total 9,525 square meters), one office building (3,860 square meters), and a processing center with five (5) cylinder storages in the amount of RMB 30.1 million ($4.8 million) of the Yongcheng Plant was reclassified from Construction-in-Progress to Property, Plant and Equipment as reported on the consolidated balance sheet as of December 31, 2011. Also due to the construction completion, cost of the land use rights in the amount of RMB 15 million ($2.4 million) of the Yongcheng Plant was reclassified from Construction-in-Progress to Intangible Assets as reported on the consolidated balance sheet as of December 31, 2011 (see Note 9). Depreciation of the warehouses, office building, and processing center commenced in July 2011.

Depreciation expense from continuing operations for the year ended December 31, 2011 and 2010 was $794,853 and $489,379, respectively.